Accounts Receivable	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE

Accounts receivable are comprised principally of amounts owed from EGPC. There were no amounts due from related parties and no loans to management or employees as at December 31, 2018 or December 31, 2017.

As at December 31, 2018, the Company utilized $5.1 million of its accounts receivable from EGPC as a guarantee to support work commitments on the North West Sitra concession (see Note 18). These commitments were met as of December 31, 2018.